Balanced Portfolio Investment Strategy - Portfolio [Member] - Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing 60-70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established large companies. In choosing these stocks, the advisor seeks durable businesses that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of the Fund’s assets are invested mainly in fixed income securities that the advisor believes will generate a moderate level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury bonds, government agency bonds, and mortgage-backed securities.